Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 474,544	$ 286,184	$ 147,153	$ 131,123
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	474,544	286,184
Short-term and long-term deposits and restricted cash	26,720	636,201
Trade receivables and other assets	92,552	61,974
Short-term and long-term derivative instruments	9,103	279
Maximum exposure to credit risk	$ 602,919	$ 984,638